SUBSEQUENT EVENTS	6 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 — SUBSEQUENT EVENTS

On July 7, 2026, the Company received a Staff Delisting Determination from the Listing Qualifications Department of The Nasdaq Stock Market LLC (“Nasdaq”) under Nasdaq Listing Rule IM-5101-4, which the Company disclosed on Form 6-K on July 10, 2026. The Company requested a hearing before the Nasdaq Hearings Panel (the “Panel”), which was held on August 18, 2026. On September 21, 2026, the Panel denied the Company’s request for continued listing, and trading in the Company’s shares on Nasdaq was suspended effective September 23, 2026. The Company may request a review of the decision by the Nasdaq Listing and Hearing Review Council within 15 days of the decision. A request for review does not stay the suspension. The Company has requested such review. There can be no assurance that any review will be successful.

Except as disclosed above, the Company has evaluated subsequent events through September 30, 2026, the date the condensed consolidated financial statements were issued, and identified no other events that would have required adjustment to or disclosure in the condensed consolidated financial statements,